Summary of Significant Accounting Policies (Details 2) - Derivative Financial Instruments, Liabilities [Member]	12 Months Ended
Jul. 31, 2015 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date	$ 0.043
Risk-free interest rate	0.77%
Volatility factor	169.00%
Term	2 years 9 months 18 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date	$ 0.05
Risk-free interest rate	0.96%
Volatility factor	217.00%
Term	3 years 10 months 24 days